Fair Value Measurements (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The Company measures certain financial assets and liabilities at fair value on a recurring basis in accordance with ASC 820, Fair Value Measurement, which establishes a framework for measuring fair value and a fair value hierarchy based on the observability of inputs. This hierarchy prioritizes the use of observable inputs and minimizes the use of unobservable inputs when determining fair value as follows:
Level 1—Observable inputs such as quoted prices in active markets for identical assets or liabilities.
Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3—Unobservable inputs that are supported by little or no market activity, which require management judgment or estimation.
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis within the fair value hierarchy as of the end of each reporting period (in thousands):

	Fair Value Hierarchy	June 30, 2025	December 31, 2024
Financial assets:
Cash and cash equivalents
Money market funds	Level 1	$55,508	$2,411
Restricted cash and cash equivalents, current
Money market funds	Level 1	518,199	24,185
Restricted cash and cash equivalents, non-current
Money market funds	Level 1	—	56,250
Restricted marketable securities, non-current
Certificates of deposit	Level 2	—	29,308
Prepaid expenses and other current assets
Foreign exchange forward contracts not designated as accounting hedges	Level 2	2,279	—
Other non-current assets
Power purchase agreements	Level 3	3,444	2,562
Total financial assets		$579,430	$114,716
Financial liabilities:
Derivative and warrant liabilities
Interest rate swaps designated as accounting hedges	Level 2	$271	$—
Warrant liabilities	Level 3	—	199,645
Power purchase agreements	Level 3	427	444
Total financial liabilities		$698	$200,089

The Company carries the 2030 Senior Notes (as defined in Note 10—Debt) at its amortized cost basis and presents the fair value for disclosure purposes only. As of June 30, 2025, the fair value of the 2030 Senior Notes was $2.0 billion. The fair value of the 2030 Senior Notes, which are classified as Level 2 financial instruments, was determined based on the quoted prices of the 2030 Senior Notes in an over-the-counter market on the last trading day of the reporting period. Refer to Note 10 — Debt for additional information.
The notional amounts of the Company's outstanding interest rate swaps and foreign exchange forward contracts were as follows (in thousands):

	June 30, 2025	December 31, 2024
Derivative instruments designated as accounting hedges
Interest rate swaps	$50,000	$—
Derivative instruments not designated as accounting hedges
Foreign exchange forward contracts	$107,748	$—

Gain (loss) associated with interest rate swaps and foreign exchange forward contracts were as follows (in thousands):

Three and Six Months Ended June 30, 2025
Interest rate swaps designated as accounting hedges
Loss recognized in other comprehensive income (loss), net	$(271)
Foreign exchange forward contracts not designated as accounting hedges
Gain recognized in other income (expense), net	$2,279

As of June 30, 2025, the amount the Company expects to reclassify out of accumulated other comprehensive income (loss) into earnings within the next twelve months is not material.
The Company’s valuation of the warrant liabilities utilized the Black-Scholes option-pricing model that relied on the following significant inputs:

	March 21, 2025	December 31, 2024
Stock price	$41	$48
Volatility	60%	60%
Risk-free rate	4%	4%
Dividend yield	0%	0%

As discussed in Note 11—Redeemable Convertible Preferred Stock, Redeemable Common Stock, and Stockholders’ Equity (Deficit), the warrant liabilities for the warrants for the Company's Class A common stock were remeasured immediately before modification when modified to equity classified warrants on March 21, 2025.
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Power Purchase Agreements – Asset	Warrant Liabilities	Power Purchase Agreements – Liability
Balance at December 31, 2024	$2,562	$199,645	$444
Adjustment to fair value	882	(26,837)	(17)
Reclassification	—	(172,808)	—
Balance at June 30, 2025	$3,444	$—	$427

Notes Receivable
Notes receivable are primarily related to the DCSP Financing Arrangements (as defined in Note 10—Debt) and are reported at their amortized costs basis. As of June 30, 2025 and December 31, 2024, the Company determined that the fair values of its notes receivable approximate the carrying values.

3. Fair Value Measurements
The Company measures certain financial assets and liabilities at fair value on a recurring basis in accordance with ASC 820, Fair Value Measurement, which establishes a framework for measuring fair value and a fair value hierarchy based on the observability of inputs. This hierarchy prioritizes the use of observable inputs and minimizes the use of unobservable inputs when determining fair value as follows:
Level 1—Observable inputs such as quoted prices in active markets for identical assets or liabilities.
Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3—Unobservable inputs that are supported by little or no market activity, which require management judgment or estimation.
The following tables presents the hierarchy fair value as of the end of each reporting period (in thousands):

	Fair Value Hierarchy	December 31, 2023	December 31, 2024
Financial assets:
Cash and cash equivalents
Money market funds	Level 1	$87,258	$2,411
Restricted cash and cash equivalents, current
Money market funds	Level 1	42,940	24,185
Prepaid expenses and other current assets
Available-for-sale marketable securities	Level 2	2,368	—
Restricted cash and cash equivalents, non-current
Money market funds	Level 1	206,846	56,250
Restricted marketable securities, non-current
Certificates of deposit	Level 2	171,734	29,308
Other non-current assets
Power purchase agreements	Level 3	1,459	2,562
Total financial assets		$512,605	$114,716
Financial liabilities:
Derivative and warrant liabilities
Bifurcated embedded derivative liabilities	Level 3	$386,469	$—
Warrant liabilities	Level 3	70,930	199,645
Series B tranche liability	Level 3	69,648	—
Power purchase agreements	Level 3	—	444
Total financial liabilities		$527,047	$200,089

The following tables present information about the Company’s financial assets that are measured at fair value on a recurring basis as of the end of each reporting period (in thousands):

	December 31, 2023
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Financial assets:
Cash and cash equivalents
Money market funds	$87,258	$—	$—	$87,258
Restricted cash and cash equivalents, current
Money market funds	42,940	—	—	42,940
Prepaid expenses and other current assets
Available-for-sale marketable securities	2,354	14	—	2,368
Restricted cash and cash equivalents, non-current
Money market funds	206,846	—	—	206,846
Restricted marketable securities, non-current
Certificates of deposit	171,734	—	—	171,734
Total	$511,132	$14	$—	$511,146

	December 31, 2024
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Financial assets:
Cash and cash equivalents
Money market funds	$2,411	$—	$—	$2,411
Restricted cash and cash equivalents, current
Money market funds	24,185	—	—	24,185
Restricted cash and cash equivalents, non-current
Money market funds	56,250	—	—	56,250
Restricted marketable securities, non-current
Certificates of deposit	29,308	—	—	29,308
Total	$112,154	$—	$—	$112,154

The following is a summary of the valuation techniques and key inputs used in the valuation of instruments of Level 3 fair value measurements as of the end of each reporting period.
The Company’s valuation of the warrant liabilities utilized the Black-Scholes option-pricing model that relied on the following significant inputs:

	December 31, 2023	December 31, 2024
Stock price	$18	$48
Volatility	55%	60%
Risk-free rate	4%	4%
Dividend yield	0%	0%

The Company’s valuation of the embedded derivative liabilities utilized the binomial lattice model that relied on the following significant inputs:

December 31, 2023
Stock price	$18
Volatility	40%
Risk-free rate	4%
Lattice or Monte Carlo model projection period (years)	2

As discussed in Note 10—Debt, the 2021 Convertible Notes were converted into common stock on September 17, 2024. The following table is a summary of the significant unobservable inputs to value the embedded derivative liability immediately before conversion:

September 17, 2024
Stock price	$44
Discount rate	12%

The Company’s valuation of the Series B tranche liability utilized the Black-Scholes option-pricing model that relied on the following significant inputs:

December 31, 2023
Series B stock price	$21
Volatility	21%
Risk-free rate	5%

The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments (in thousands):

	Power Purchase Agreements – Asset	Warrant Liabilities	Bifurcated Embedded Derivative Liabilities	Power Purchase Agreements – Liability	Series B Tranche Liability
Balance at January 1, 2023	$—	$3,887	$4,901	$—	$—
Additions	1,040	1,716	20,829	—	10,300
Adjustment to fair value	419	68,334	360,739	—	104,879
Settlements	—	(3,007)	—	—	(45,531)
Balance at December 31, 2023	1,459	70,930	386,469	—	69,648
Additions	—	—	—	770	—
Adjustment to fair value	1,103	128,715	627,263	(326)	(49)
Settlements	—	—	(1,013,732)	—	(69,599)
Balance at December 31, 2024	$2,562	$199,645	$—	$444	$—

DCSP Financing Arrangements
As discussed in the Note 10—Debt, the Company has a Note Receivable outstanding as of December 31, 2024, related to the DCSP Financing Arrangements. The Company determined that the fair value of the Note Receivable approximates the carrying value.
Available-For-Sale Marketable Securities
The following table summarizes the estimated fair value of investments in available-for-sale marketable debt securities by effective contractual maturity dates (in thousands):

December 31, 2023
Due in one year or less	$—
Due over one year	2,368
Total available-for-sale marketable securities	$2,368

For short-term investments with an unrealized loss as of December 31, 2023, the unrealized losses were not due to credit-related factors. As of December 31, 2023, the Company did not intend to sell these short-term investments, and it was more likely than not that the Company would hold these short-term investments until maturity or a recovery of the cost basis. Therefore, no allowance for expected credit losses was recorded as of December 31, 2023. In November 2024, the Company sold all of its available-for-sale marketable debt securities. As a result, the Company reclassified an immaterial amount to other income, net in the consolidated statements of operations that was previously recorded in accumulated other comprehensive income (loss).